TYPE			13F-HR

PERIOD			12/31/08

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: DECEMBER 31, 2008

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   FEBRUARY 24, 2009

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH JUNE 30, 2008.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  34 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $22,343(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100      514     6020 SH       Sole                     3830              2190
                                                                23      275 SH       Other                                       275
BARD, C.R. INC.                COM              067383109     1533    18199 SH       Sole                    11694              6505
                                                               118     1400 SH       Other                                      1400
COVIDIEN LTD                   COM              G2552X108      855    23586 SH       Sole                    15081              8505
                                                                22      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1256    34295 SH       Sole                    21765             12530
                                                                57     1560 SH       Other                                      1560
GOOGLE INC CL A                COM              38259p508      537     1745 SH       Sole                     1100               645
                                                                25       80 SH       Other                                        80
JOHNSON & JOHNSON              COM              478160104     2325    38855 SH       Sole                    25277             13578
                                                                96     1600 SH       Other                                      1600
KRAFT FOODS INC                COM              50075n104     1158    43116 SH       Sole                    27189             15927
                                                                58     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104     1138    15430 SH       Sole                     9875              5555
                                                                51      690 SH       Other                                       690
PHILIP MORRIS INTL             COM              718172109     2116    48638 SH       Sole                    31103             17535
                                                               135     3100 SH       Other                                      3100
SPDR TRUST SER 1               COM              78462f103     2780    30810 SH       Sole                    19545             11265
                                                               127     1405 SH       Other                                      1405
ST JUDE MEDICAL                COM              790849103      945    28685 SH       Sole                    18550             10135
                                                                40     1200 SH       Other                                      1200
STRYKER CORP                   COM              863667101     1072    26840 SH       Sole                    17210              9630
                                                                44     1110 SH       Other                                      1110
TYCO ELECTRONICS               COM              G9144P105      597    36858 SH       Sole                    23333             13525
                                                                10      618 SH       Other                                       618
TYCO INTL LTD                  COM              G9143X208      513    23768 SH       Sole                    15363              8405
                                                                13      618 SH       Other                                       618
UNITEDHEALTH GRP               COM              91324p102      595    22383 SH       Sole                    14703              7680
                                                                24      900 SH       Other                                       900
WAL-MART STORES                COM              931142103     2605    46465 SH       Sole                    30220             16245
                                                               111     1980 SH       Other                                      1980
ZIMMER HLDGS INC               COM              98956p102      815    20165 SH       Sole                    13150              7015
                                                                33      825 SH       Other                                       825